UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10609

Investment Company Act File Number

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

SMID-Cap Portfolio

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 1.3%
TransDigm Group, Inc.	381,254	$74,859,223

		$74,859,223

Auto Components — 2.4%
Gentex Corp.	3,836,820	$138,624,307

		$138,624,307

Banks — 5.5%
City National Corp.	1,873,791	$151,421,051
Cullen/Frost Bankers, Inc.	1,095,047	77,354,120
Umpqua Holdings Corp.	5,189,481	88,273,072

		$317,048,243

Capital Markets — 6.2%
Affiliated Managers Group, Inc.(1)	612,973	$130,097,390
Artisan Partners Asset Management, Inc., Class A	1,338,488	67,633,799
SEI Investments Co.	4,104,836	164,357,633

		$362,088,822

Chemicals — 1.6%
Airgas, Inc.	794,223	$91,478,605

		$91,478,605

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	2,014,216	$73,498,742

		$73,498,742

Construction & Engineering — 0.7%
Jacobs Engineering Group, Inc.(1)	921,670	$41,189,432

		$41,189,432

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,678,877	$112,216,139

		$112,216,139

Distributors — 1.2%
LKQ Corp.(1)	2,459,955	$69,173,935

		$69,173,935

Electrical Equipment — 2.3%
Acuity Brands, Inc.	933,261	$130,721,868

		$130,721,868

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	2,709,466	$87,542,846

		$87,542,846

Energy Equipment & Services — 1.6%
Dril-Quip, Inc.(1)	511,168	$39,221,921
Oceaneering International, Inc.	959,000	56,398,790

		$95,620,711

Health Care Equipment & Supplies — 8.9%
DENTSPLY International, Inc.	3,403,895	$181,325,487
IDEXX Laboratories, Inc.(1)	707,305	104,872,112

Security	Shares	Value
STERIS Corp.	690,026	$44,748,186
Teleflex, Inc.	807,609	92,729,665
Varian Medical Systems, Inc.(1)	1,049,453	90,788,179

		$514,463,629

Health Care Providers & Services — 2.7%
Henry Schein, Inc.(1)	1,163,642	$158,429,858

		$158,429,858

Household Products — 1.8%
Church & Dwight Co., Inc.	1,308,194	$103,098,769

		$103,098,769

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	1,676,389	$151,277,343

		$151,277,343

Insurance — 8.5%
HCC Insurance Holdings, Inc.	4,145,694	$221,877,543
Markel Corp.(1)	396,890	271,012,367

		$492,889,910

IT Services — 4.7%
Broadridge Financial Solutions, Inc.	244,427	$11,287,639
Gartner, Inc.(1)	908,381	76,494,764
Jack Henry & Associates, Inc.	1,992,898	123,838,681
WEX, Inc.(1)	596,790	59,034,467

		$270,655,551

Life Sciences Tools & Services — 3.7%
Bio-Rad Laboratories, Inc., Class A(1)	1,158,858	$139,711,921
Mettler-Toledo International, Inc.(1)	245,851	74,360,093

		$214,072,014

Machinery — 8.4%
CLARCOR, Inc.	1,739,874	$115,945,203
Donaldson Co., Inc.	1,664,189	64,287,621
Graco, Inc.	1,114,991	89,399,978
IDEX Corp.	1,920,653	149,503,630
Pall Corp.	687,594	69,591,389

		$488,727,821

Marine — 2.3%
Kirby Corp.(1)	1,657,882	$133,857,393

		$133,857,393

Media — 3.2%
Morningstar, Inc.	2,843,529	$184,004,762

		$184,004,762

Professional Services — 2.5%
Equifax, Inc.	1,817,305	$146,965,455

		$146,965,455

Real Estate Management & Development — 2.6%
Forest City Enterprises, Inc., Class A(1)	4,111,287	$87,570,413
Jones Lang LaSalle, Inc.	412,920	61,909,096

		$149,479,509

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.	1,263,492	$106,449,201
Landstar System, Inc.	799,531	57,989,983

		$164,439,184

Security	Shares	Value
Software — 11.4%
ANSYS, Inc.(1)	2,495,304	$204,614,928
Blackbaud, Inc.	2,959,556	128,030,393
FactSet Research Systems, Inc.	734,010	103,311,907
Fair Isaac Corp.	2,065,007	149,300,006
Manhattan Associates, Inc.(1)	1,836,065	74,764,567

		$660,021,801

Specialty Retail — 3.3%
Sally Beauty Holdings, Inc.(1)	6,211,682	$190,947,105

		$190,947,105

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	1,573,252	$70,072,644

		$70,072,644

Total Common Stocks (identified cost $3,769,398,066)		$5,687,465,621

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$112,206	$112,206,256

Total Short-Term Investments (identified cost $112,206,256)		$112,206,256

Total Investments — 100.0% (identified cost $3,881,604,322)		$5,799,671,877

Other Assets, Less Liabilities — (0.0)%(3)		$(534,588)

Net Assets — 100.0%		$5,799,137,289

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2014 was $26,419.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at December 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,885,760,654

Gross unrealized appreciation	$1,920,114,624
Gross unrealized depreciation	(6,203,401)

Net unrealized appreciation	$1,913,911,223

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$5,687,465,621	*	$—	$—	$5,687,465,621
Short-Term Investments	—		112,206,256	—	112,206,256
Total Investments	$5,687,465,621		$112,206,256	$—	$5,799,671,877

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMID-Cap Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015